Convertible Bond and Detachable Warrants	6 Months Ended
Jun. 30, 2022
Stockholders' Equity Note [Abstract]
CONVERTIBLE BOND AND DETACHABLE WARRANTS
11.	CONVERTIBLE BOND AND DETACHABLE WARRANTS

On January 26, 2022, the Company entered into and closed a private placement pursuant to a securities purchase agreement (the “Securities Purchase Agreement”) with JAK Opportunities LLC (the “Purchaser”) for the offering of a $3,000,000 principal amount 8% senior convertible bond (the “Bond”), a warrant (the “Series A Warrant”) to purchase 3,750,000 ordinary shares (187,500 of ordinary shares retrospectively restated for effect of share consolidation on April 21, 2022) (the “Ordinary Shares”) of the Company, at an exercise price of $4.05 per Ordinary Share ($81 per Ordinary Share retrospectively restated for effect of share consolidation on April 21, 2022), a warrant (the “Series B Warrant”) to purchase 18,750,000 Ordinary Shares (937,500 of ordinary shares retrospectively restated for effect of share consolidation on April 21, 2022), at an exercise price of $1.00 per ordinary share ($20 per Ordinary Share retrospectively restated for effect of share consolidation on April 21, 2022), and a warrant (the “Series C Warrant”, together with the Series A Warrant and the Series B Warrant, the “JAK Warrants”) to purchase 18,750,000 Ordinary Shares (937,500 of ordinary shares retrospectively restated for effect of share consolidation on April 21, 2022), at an exercise price of $4.05 per Ordinary Share ($81 per Ordinary Share retrospectively restated for effect of share consolidation on April 21, 2022). The net proceeds to the Company from the offering were approximately $2.6 million.

The Bond matures on January 25, 2023 and pays interest in cash at the rate of 8.0% per annum, payable quarterly on January 1, April 1, July 1 and October 1, beginning on April 1, 2022. The Company may also elect to pay accrued interest in Class A ordinary shares, at a rate of 12.0% per annum, assuming a conversion rate equal to the lesser of (a) the conversion price then in effect or (b) the average of the volume weighted average price of Class A ordinary shares for the five consecutive trading days ending on the applicable interest payment date. The Bond is convertible at the option of the purchaser into Class A ordinary shares equal to 125% of the principal amount of the Bond at an initial conversion price equal to the lesser of (i) $1.00 ($20 retrospectively restated for effect of share consolidation on April 21, 2022), subject to certain adjustments, and (ii) 100% of the lowest daily volume weighted average price of Class A ordinary shares during the ten consecutive trading days prior to the conversion date.

On March 1, 2022, the Company and the Purchaser entered amendment agreements to the Securities Purchase Agreement, Bond, and JAK Warrants to set a floor price of $0.30 per Ordinary Share ($6.00 per Ordinary Share retrospectively restated for effect of share consolidation on April 21, 2022) for the conversion price of the Bond and exercise price of the Warrants.

No fractional shares will be issued upon exercise of the new warrant. No new warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the shares of common stock issuable upon exercise of the new warrants and a current prospectus relating to such shares of common stock.

The JAK Warrants are classified as a liability. The Company uses the binomial lattice model to value JAK Warrants and the fair value allocated to the JAK Warrants at the date of issuance was RMB11,020. The warrants liability will be re-measured at each reporting period until the warrants are exercised or expire and any changes will be recognized in the condensed consolidated statement of operations. The fair value change loss of the warrant liability was RMB27,499 for the six months ended June 30, 2022. No warrants were exercised as of June 30, 2022.